Derivatives - Additional Information (Detail) (Foreign Currency Forward Contracts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 23,000
Contract maturity period	One year or less
Contract expiring terms	2015-05
Pre-tax gain to be reclassified from accumulated other comprehensive loss into earnings	384
Derivatives not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	14,750
Contract expiring terms	2015-10
Gain (loss) from foreign currency forward contracts not designated as hedging instruments	$ 142	$ 315	$ (197)